Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
October 31, 2022
LCV-NPRT3-1222
1.809080.119
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	189,383	7,077,243
Entertainment - 0.4%
Activision Blizzard, Inc.	15,968	1,162,470
Cinemark Holdings, Inc. (a)	68,619	728,048
		1,890,518
Interactive Media & Services - 2.5%
Alphabet, Inc. Class A (a)	85,784	8,107,446
Meta Platforms, Inc. Class A (a)	34,288	3,194,270
		11,301,716
Media - 2.6%
Charter Communications, Inc. Class A (a)	9,493	3,489,817
Comcast Corp. Class A	165,069	5,239,290
Omnicom Group, Inc.	42,012	3,056,373
		11,785,480
TOTAL COMMUNICATION SERVICES		32,054,957
CONSUMER DISCRETIONARY - 6.4%
Automobiles - 0.8%
General Motors Co.	90,303	3,544,393
Diversified Consumer Services - 0.4%
Frontdoor, Inc. (a)	88,535	1,953,082
Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	27,304	3,693,139
McDonald's Corp.	16,932	4,616,679
		8,309,818
Household Durables - 0.5%
Tempur Sealy International, Inc.	80,942	2,176,530
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	17,937	2,843,015
Specialty Retail - 2.3%
Dick's Sporting Goods, Inc. (b)	28,833	3,280,042
Lowe's Companies, Inc.	28,083	5,474,781
Williams-Sonoma, Inc. (b)	13,485	1,669,848
		10,424,671
TOTAL CONSUMER DISCRETIONARY		29,251,509
CONSUMER STAPLES - 6.7%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	9,897	2,445,351
Keurig Dr. Pepper, Inc.	27,585	1,071,401
The Coca-Cola Co.	50,186	3,003,632
		6,520,384
Food & Staples Retailing - 1.8%
Albertsons Companies, Inc.	38,500	789,635
U.S. Foods Holding Corp. (a)	56,900	1,693,344
Walmart, Inc.	40,634	5,783,437
		8,266,416
Food Products - 1.1%
Archer Daniels Midland Co.	12,498	1,212,056
Bunge Ltd.	3,700	365,190
Freshpet, Inc. (a)	4,600	271,170
Mondelez International, Inc.	47,953	2,948,150
		4,796,566
Household Products - 1.5%
Procter & Gamble Co.	46,149	6,214,886
Reynolds Consumer Products, Inc.	22,285	680,584
		6,895,470
Tobacco - 0.9%
Altria Group, Inc.	22,092	1,022,197
Philip Morris International, Inc.	31,876	2,927,811
		3,950,008
TOTAL CONSUMER STAPLES		30,428,844
ENERGY - 8.8%
Energy Equipment & Services - 0.8%
Halliburton Co.	106,500	3,878,730
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources Ltd.	82,200	4,930,130
Cenovus Energy, Inc. (Canada)	314,200	6,351,575
Exxon Mobil Corp.	163,300	18,095,273
Hess Corp.	29,700	4,190,076
Valero Energy Corp.	21,400	2,686,770
		36,253,824
TOTAL ENERGY		40,132,554
FINANCIALS - 20.7%
Banks - 11.1%
Bank of America Corp.	465,653	16,782,134
Citizens Financial Group, Inc.	18,347	750,392
Comerica, Inc.	15,663	1,104,242
First Horizon National Corp.	29,570	724,761
JPMorgan Chase & Co.	61,005	7,679,309
PNC Financial Services Group, Inc.	16,346	2,645,273
Societe Generale Series A	45,222	1,037,259
U.S. Bancorp	72,017	3,057,122
Wells Fargo & Co.	361,248	16,613,796
		50,394,288
Capital Markets - 2.8%
Bank of New York Mellon Corp.	147,604	6,215,604
BlackRock, Inc. Class A	5,173	3,341,292
Cboe Global Markets, Inc.	9,469	1,178,891
Intercontinental Exchange, Inc.	23,084	2,206,138
		12,941,925
Consumer Finance - 0.7%
Capital One Financial Corp.	28,127	2,982,025
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	16,578	4,892,002
Insurance - 5.0%
American International Group, Inc.	48,439	2,761,023
Chubb Ltd.	5,400	1,160,406
Globe Life, Inc.	12,972	1,498,525
Hartford Financial Services Group, Inc.	63,609	4,605,928
The Travelers Companies, Inc.	69,955	12,903,899
		22,929,781
TOTAL FINANCIALS		94,140,021
HEALTH CARE - 16.1%
Biotechnology - 0.6%
Gilead Sciences, Inc.	20,500	1,608,430
Regeneron Pharmaceuticals, Inc. (a)	1,500	1,123,125
		2,731,555
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	58,100	5,748,414
Baxter International, Inc.	22,600	1,228,310
Becton, Dickinson & Co.	13,800	3,256,386
Boston Scientific Corp. (a)	77,000	3,319,470
		13,552,580
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	27,400	4,307,828
Centene Corp. (a)	35,000	2,979,550
Cigna Corp.	15,600	5,039,736
HCA Holdings, Inc.	8,000	1,739,760
UnitedHealth Group, Inc.	11,700	6,495,255
		20,562,129
Life Sciences Tools & Services - 3.0%
Danaher Corp.	20,900	5,259,903
Thermo Fisher Scientific, Inc.	16,400	8,429,108
		13,689,011
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	49,600	3,842,512
Johnson & Johnson	61,485	10,696,545
Merck & Co., Inc.	43,800	4,432,560
Pfizer, Inc.	88,100	4,101,055
		23,072,672
TOTAL HEALTH CARE		73,607,947
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.3%
Northrop Grumman Corp.	5,369	2,947,635
Raytheon Technologies Corp.	20,682	1,961,067
The Boeing Co. (a)	39,604	5,643,966
		10,552,668
Air Freight & Logistics - 0.9%
FedEx Corp.	25,355	4,063,899
Construction & Engineering - 0.6%
Fluor Corp. (a)	88,600	2,681,036
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC	84,844	3,411,577
Industrial Conglomerates - 2.1%
3M Co.	11,436	1,438,534
General Electric Co.	96,689	7,523,371
Honeywell International, Inc.	3,405	694,688
		9,656,593
Machinery - 1.0%
Crane Holdings Co.	23,100	2,317,854
Flowserve Corp.	80,368	2,304,954
		4,622,808
Professional Services - 0.5%
Manpower, Inc.	29,600	2,318,864
Road & Rail - 1.4%
Norfolk Southern Corp.	19,721	4,497,768
XPO Logistics, Inc. (a)	38,600	1,997,164
		6,494,932
TOTAL INDUSTRIALS		43,802,377
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.5%
Cisco Systems, Inc.	154,721	7,028,975
Electronic Equipment & Components - 0.4%
Vontier Corp.	83,278	1,590,610
IT Services - 4.1%
Amdocs Ltd.	43,707	3,772,351
Concentrix Corp.	12,100	1,478,983
Fidelity National Information Services, Inc.	56,587	4,696,155
FleetCor Technologies, Inc. (a)	10,355	1,927,273
Global Payments, Inc.	24,788	2,832,277
GoDaddy, Inc. (a)	24,201	1,945,760
SS&C Technologies Holdings, Inc.	40,019	2,057,777
		18,710,576
Semiconductors & Semiconductor Equipment - 1.8%
Microchip Technology, Inc.	84,337	5,206,966
MKS Instruments, Inc.	14,100	1,158,315
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	31,100	1,914,205
		8,279,486
Software - 0.8%
Adobe, Inc. (a)	4,586	1,460,641
Black Knight, Inc. (a)	3,529	213,399
Check Point Software Technologies Ltd. (a)	12,453	1,609,301
NCR Corp. (a)	13,565	288,392
		3,571,733
TOTAL INFORMATION TECHNOLOGY		39,181,380
MATERIALS - 4.0%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	77,654	1,810,891
Eastman Chemical Co.	21,462	1,648,496
Olin Corp.	46,269	2,449,944
The Chemours Co. LLC	67,377	1,929,004
Westlake Corp.	19,871	1,920,532
		9,758,867
Containers & Packaging - 0.7%
Crown Holdings, Inc.	23,094	1,584,017
O-I Glass, Inc. (a)	102,333	1,669,051
		3,253,068
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	97,323	3,084,166
Glencore PLC	368,200	2,110,918
		5,195,084
TOTAL MATERIALS		18,207,019
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	6,400	1,326,016
Equity Lifestyle Properties, Inc.	38,200	2,443,272
Essex Property Trust, Inc.	7,300	1,622,352
Host Hotels & Resorts, Inc.	83,600	1,578,368
Invitation Homes, Inc.	89,200	2,826,748
Mid-America Apartment Communities, Inc.	14,400	2,267,280
Prologis (REIT), Inc.	29,800	3,300,350
Welltower Op	42,400	2,588,096
		17,952,482
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC (a)	172,200	1,988,910
TOTAL REAL ESTATE		19,941,392
UTILITIES - 5.5%
Electric Utilities - 3.6%
Constellation Energy Corp.	34,890	3,298,501
Edison International	39,546	2,374,342
Entergy Corp.	23,250	2,491,005
NextEra Energy, Inc.	53,812	4,170,430
PG&E Corp. (a)	282,971	4,224,757
		16,559,035
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	125,329	3,278,607
Vistra Corp.	83,423	1,916,226
		5,194,833
Multi-Utilities - 0.7%
Sempra Energy	21,346	3,221,965
TOTAL UTILITIES		24,975,833
TOTAL COMMON STOCKS (Cost $401,672,871)		445,723,833

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	6,226,882	6,228,128
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	5,097,840	5,098,350
TOTAL MONEY MARKET FUNDS (Cost $11,326,401)		11,326,478

Equity Funds - 0.6%
	Shares	Value ($)
Domestic Equity Funds - 0.6%
iShares Russell 1000 Value Index ETF (Cost $2,579,232)	18,400	2,755,216

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $415,578,504)	459,805,527
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(4,003,746)
NET ASSETS - 100.0%	455,801,781

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	9,866,101	122,145,584	125,783,557	87,515	1	(1)	6,228,128	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	3,290,175	78,342,955	76,534,780	9,755	-	-	5,098,350	0.0%
Total	13,156,276	200,488,539	202,318,337	97,270	1	(1)	11,326,478

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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